FVM - Financial instruments not measured at fair value - Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Amounts due to banks	$ 31,928	$ 27,794	$ 23,347
Payables from securities financing transactions measured at amortized cost	16,314	14,999	14,833
Cash collateral payables on derivative instruments	32,980	31,520	35,490
Customer deposits	800,045	744,866	745,777
Debt issued measured at amortized cost	224,709	213,880	214,219
Other financial liabilities measured at amortized cost excluding lease liabilities	13,900	14,600	16,400
Not measured at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Amounts due to banks	32,000	27,800	23,400
Payables from securities financing transactions measured at amortized cost	16,300	15,000	14,800
Cash collateral payables on derivative instruments	33,000	31,500	35,500
Customer deposits	800,800	745,600	746,600
Debt issued measured at amortized cost	229,700	218,500	220,600
Other financial liabilities measured at amortized cost excluding lease liabilities	$ 13,900	$ 14,600	$ 16,400